Property and Equipment - Summary of Property and Equipment (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Computer equipment	$ 132,016	$ 120,513	$ 120,513
Furniture and fixtures	27,937	22,323	13,314
Leasehold improvements	57,102	55,102	57,980
Property and equipment gross	217,055	197,938	191,807
Less accumulated depreciation and amortization	174,045	161,838	148,458
Total	$ 43,010	$ 36,100	$ 43,349